Note 18 - Commitments and Contingencies - Aggregate Contractual Obligations (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Total contractual obligations	$ 4,266
Less than 1 Year	887
1-3 Years	1,829
4-5 Years	1,536
More than 5 Years	14
Annual Rental Commitments under Non-cancellable Operating Leases [Member]
Total contractual obligations	4,266
Less than 1 Year	887
1-3 Years	1,829
4-5 Years	1,536
More than 5 Years	$ 14